RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, EQ Premier VIP Trust and 1290 Funds (1)	$708	$757	$724

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Revenue received or accrued for:
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	$82	$38	$38

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by Equitable Network	$718	$712	$625
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(1) For years ended 2021 and 2020, amounts included fees received from Other AXA Trusts of $3 million and $4 million.